Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Other operating income	€ 1,104	€ 1,510	€ 2,255
Non- financial services	752	770	291
Other operating income	352	740	1,964
Other operating expense	(2,827)	(2,803)	(2,442)
Non-financial services	(674)	(661)	(283)
Other operating expense	(2,153)	(2,142)	(2,159)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,119)	(1,258)	(1,016)
Total other operating income and expenses	€ (1,723)	€ (1,293)	€ (187)